CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 91,731,395	$ 12,567,149	¥ 39,133,539	¥ (362,051,956)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for/(Reversal of) expected credit loss for receivables and other assets	(18,615,779)	(2,550,351)	24,653,548	(221,121,383)
Impairment loss from other assets	1,570,020	215,092	5,799,642	268,926,952
Depreciation and amortization	22,506,444	3,083,370	13,915,526	7,946,648
Amortization of right-of-use assets	32,958,949	4,515,358	27,357,349	56,380,582
Loss on disposal of property and equipment	690,098	94,543	2,568,274	8,227,046
Gain on lease contract termination				(55,108,922)
Accrued interest of convertible senior notes				1,732,915
Income from the repurchase of convertible senior notes				(10,028,456)
Share-based compensation expense	2,257,795	309,317	4,935,782	24,053,760
Losses/(income) from equity method investments	4,048,792	554,682	(3,207,384)	(13,998,022)
Unrealized investment (income)/losses of short-term investments and structured deposits	(128,094,346)	(17,548,853)	(13,304,022)	41,288,248
Investment losses of long-term investments	131,604,073	18,029,684	13,502,789	58,356,978
Investment (income)/losses of derivative instruments	(19,457,360)	(2,665,647)	(153,834,938)	180,503,919
Foreign exchange loss/(gain), net	(20,658,172)	(2,830,158)	2,931,704	(250,234)
Changes in operating assets and liabilities:
Accounts receivables	(8,468,158)	(1,160,133)	(26,082,307)	44,040,204
Contract assets				27,996,290
Deferred tax assets and liabilities			(2,117,892)	20,860,679
Other current and non-current assets	(47,282,039)	(6,477,613)	395,362,790	254,556,401
Guarantee liabilities				(885,303)
Operating lease liabilities	(30,645,878)	(4,198,468)	(25,839,863)	(29,219,868)
Other current and non-current liabilities	(125,146,062)	(17,144,941)	46,245,024	(41,335,021)
Net cash provided by/(used in) operating activities	(111,000,228)	(15,206,969)	352,019,561	260,871,457
Cash flows from investing activities:
Proceeds from redemption of short-term investments and time and structured deposits	10,556,981,319	1,446,300,511	22,690,772,623	16,062,252,248
Proceeds from redemption of long-term investments	1,132,210	155,112	15,861,577
Proceeds from collection of loan principal				6,492,787,117
Principal collection of secured lending	236,539,876	32,405,830	11,775,050
Principal collection of finance lease receivables			5,953,915	36,115,570
Payments to originate secured lending	(242,436,280)	(33,213,634)	(100,000,000)
Proceeds from disposal of long-term assets	975,009	133,576	4,698,769	7,895,615
Purchases of short-term investments and time and structured deposits	(11,345,027,121)	(1,554,262,343)	(19,193,774,685)	(15,538,749,194)
Purchases of property and equipment, intangible assets and land use right	(317,998,577)	(43,565,626)	(565,028,199)	(273,627,149)
Purchase of long-term investment			(22,910,000)	(4,161,298)
Purchase of equity method investment	(14,000,000)	(1,917,992)		(32,150,000)
Payments to originate loan principal				(3,955,464,909)
Collection/(Payments) of deposits related to derivative instruments	(1,250,533,516)	(171,322,389)	1,048,095,123	(880,068,744)
Film investment as passive investor	30,000,000	4,109,983		(30,000,000)
Net cash (used in)/provided by investing activities	(2,344,367,080)	(321,176,972)	3,895,444,173	1,884,829,256
Cash flows from financing activities:
Proceeds from short-term borrowings	720,000,000	98,639,596
Proceeds from exercise of share options			213	141
Repayment of borrowings			(145,311,721)
Repurchase of ordinary shares	(533,156,442)	(73,042,133)	(420,660,053)	(145,866,006)
Repurchase of convertible senior notes				(689,124,926)
Net cash (used in)/provided by financing activities	186,843,558	25,597,463	(565,971,561)	(834,990,791)
Effect of exchange rate changes	46,243,392	6,335,317	12,538,338	18,618,221
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	(2,222,280,358)	(304,451,161)	3,694,030,511	1,329,328,143
Cash and cash equivalents, and restricted cash and cash equivalents at beginning of the year	7,266,778,502	995,544,573	3,572,747,991	2,243,419,848
Cash and cash equivalents, and restricted cash and cash equivalents at end of the year	5,044,498,144	691,093,412	7,266,778,502	3,572,747,991
Reconciliation of cash and cash equivalents, and restricted cash and cash equivalents to the consolidated balance sheet
Cash and cash equivalents	4,263,311,636		7,207,343,478	3,486,376,077
Restricted cash and cash equivalents	781,186,508		59,435,024	86,371,914
Total cash and cash equivalents, and restricted cash and cash equivalents	5,044,498,144		7,266,778,502	3,572,747,991
Supplemental disclosures of cash flow information:
Income taxes paid	¥ 144,224,535	$ 19,758,680	¥ 43,369,793	59,108,121
Interest expense paid				¥ 1,707,057